Property, Plant and Equipment, Net - Summary of Changes to Accumulated Amortization of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	$ (699.9)
Amortization expense	87.0	$ 87.2	$ 128.1
Disposals	(0.6)	(1.9)
Ending balance	(773.7)	(699.9)
Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	236.5	173.0
Amortization expense	87.7	86.0	120.2
Disposals	0.3
Foreign exchange	(1.7)	(22.6)
Ending balance	322.8	236.5	173.0
Freehold Land
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(6.2)
Ending balance	(6.1)	(6.2)
Freehold Land | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Amortization expense	0.0	0.0
Disposals	0.0
Foreign exchange	0.0	0.0
Ending balance	0.0	0.0	0.0
Buildings
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(44.5)
Ending balance	(39.3)	(44.5)
Buildings | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	21.9	18.9
Amortization expense	4.7	5.4
Disposals	0.0
Foreign exchange	0.0	(2.4)
Ending balance	26.6	21.9	18.9
Machinery & Equipment
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(614.7)
Ending balance	(605.5)	(614.7)
Machinery & Equipment | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	213.5	153.5
Amortization expense	82.6	80.2
Disposals	0.3
Foreign exchange	(1.6)	(20.2)
Ending balance	294.8	213.5	153.5
Computer Hardware
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(0.5)
Ending balance	(0.6)	(0.5)
Computer Hardware | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.6	0.4
Amortization expense	0.2	0.2
Disposals	0.0
Foreign exchange	0.0	0.0
Ending balance	0.8	0.6	0.4
Right-of-use assets
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(1.6)
Ending balance	(3.4)	(1.6)
Right-of-use assets | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.4	0.2
Amortization expense	0.2	0.2
Disposals	0.0
Foreign exchange	0.0	0.0
Ending balance	0.6	0.4	0.2
Property under construction
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(32.4)
Ending balance	(118.8)	(32.4)
Property under construction | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Amortization expense	0.0	0.0
Disposals	0.0
Foreign exchange	0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0